PROMISSORY NOTES PAYABLE AND ADVANCES (Details) - USD ($)	1 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2015	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Short-term Debt [Line Items]
Company Proceeds		$ 2,305,000	$ 960,000
Carrying Value	$ 842,504 [1]	1,669,725	842,504 [1]
Accrued Interest	35,052	114,425	35,052
Principal Value at Maturity	1,011,111	2,486,666	1,011,111
15% Promissory Note [Member]
Short-term Debt [Line Items]
Company Proceeds		500,000	500,000
Carrying Value	500,000		500,000
Accrued Interest	31,479		31,479
Principal Value at Maturity	500,000		500,000
10% Promissory Notes [Member]
Short-term Debt [Line Items]
Company Proceeds	50,000	50,000
Carrying Value	50,000	50,000	50,000
Accrued Interest	1,383	4,466	1,383
Principal Value at Maturity	500,000	50,000	500,000
Advances [Member]
Short-term Debt [Line Items]
Company Proceeds	410,000
Carrying Value	292,504		292,504
Accrued Interest	2,190		2,190
Principal Value at Maturity	461,111		461,111
10% Promissory Notes (2015) [Member]
Short-term Debt [Line Items]
Company Proceeds		87,500
Carrying Value	62,949	108,055	62,949
Accrued Interest	548	8,860	548
Principal Value at Maturity		110,000
10% Note (2015 Advances) [Member]
Short-term Debt [Line Items]
Company Proceeds		322,500
Carrying Value	229,555	361,110	229,555
Accrued Interest	1,642	28,750	1,642
Principal Value at Maturity		361,110
10% Note (2016 Advances) [Member]
Short-term Debt [Line Items]
Company Proceeds		1,065,000
Carrying Value		332,795
Accrued Interest		16,256
Principal Value at Maturity		1,080,556
8% Convertible Note [Member]
Short-term Debt [Line Items]
Company Proceeds		245,000
Carrying Value		207,765
Accrued Interest		11,090
Principal Value at Maturity		275,000
15% Convertible Note [Member]
Short-term Debt [Line Items]
Company Proceeds		35,000
Carrying Value		610,000
Accrued Interest		45,002
Principal Value at Maturity		$ 610,000

[1]	The condensed consolidated balance sheet as of December 31, 2015 has been derived from the audited consolidated financial statements as of that date.